Gain And Losses On Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments [Line Items]
Amount of loss recognized in OCI on Derivative interest swap	$ 0	$ (1)	$ (2)	$ (2)	$ (2)
Amount of loss reclassified from accumulated OCI into income	(1)	(1)	(2)	(3)	0
Interest swap-2010
Derivative Financial Instruments [Line Items]
Amount of loss recognized in OCI on Derivative interest swap	0	(1)	(2)	(2)	(2)
Amount of loss reclassified from accumulated OCI into income	$ (1)	$ (1)	$ (2)	$ (3)	$ 0